INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets:

	Weighted
	average
	amortization	December 31,
	Period	2016	2015
	(years)
Cost:
Acquired technology	7.6	$16,314	$16,314
Customers relationships and brand name	6.8	9,817	9,817

		26,131	26,131

Accumulated amortization:
Acquired technology		14,160	13,146
Customers relationships and brand name		9,572	9,467

		23,732	22,613

Intangible assets, net		$2,399	$3,518

Future Estimated Amortization Expenses	Future estimated amortization expenses for the years ending:
December 31,

2017	$1,006
2018	687
2019	674
2020	32

Total	$2,399